Basis of Presentation (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Three months ended April 30,	2014	2013
Numerator
Net loss	$(1,233,860)	$(643,434)
Less: shareholder dividend	-	(239,680)
	(1,233,860)	$(883,114)
Denominator
Weighted average common shares outstanding	34,151,397	28,944,191
Basic and diluted net loss per share	$(0.04)	$(0.03)

Anti-dilutive securities not included in diluted loss per share relating to:
Warrants and options outstanding	8,656,446	4,661,946
Convertible debt	6,899,431	666,667
	15,555,877	5,328,613

	2013	2012
Numerator
Net loss	$(4,238,490)	$(1,332,996)
Less: Shareholder dividend – Note 14(i)	(239,680)	-
	$(4,478,170)	$(1,332,996)
Denominator
Weighted average common shares outstanding	31,418,517	20,363,483
Basic and diluted net loss per share	$(0.14)	$(0.07)

Anti-dilutive securities not included in diluted
loss per share relating to:
Warrants and options outstanding	6,775,446	4,047,506
Convertible debt	9,651,379	666,667
	16,426,825	4,714,173

Revenue from External Customers by Geographic Areas [Table Text Block]
	2014	2013
United States	$85,300	$51,221
Canada	34,514	42,345
	$119,814	$93,566

	2014	2013

United States	$394,867	$410,012
Canada	244,240	156,496

	$639,107	$566,508